Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments
Derivative Instruments
16. DERIVATIVE
INSTRUMENTS
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2025 2024 2025 2024
Regulatory deferral:
Commodity swaps and forwards
$
22 $
25 $
33 $
44
FX forwards
3
27
2
3
25
52
35
47
HFT derivatives:
Power swaps and physical contracts
51
34
50
30
Natural gas swaps, futures, forwards, physical
contracts
238
236
695
660
289
270
745
690
Other derivatives:
Equity derivatives
8 -
-
2
FX forwards
8 -
1
34
16 -
1
36
Total
gross derivatives
330
322
781
773
Impact of master netting agreements:
Regulatory deferral
(1) (7) (1) (7)
HFT derivatives
(131) (148) (131) (148)
Total
impact of master netting agreements
(132) (155) (132) (155)
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total derivatives $
198 $
166 $
649 $
617
Current
(2)
156
115
534
526
Long-term
(2)
42
51
115
91
Total derivatives $
198 $
166 $
649 $
617
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024.
For further details on the pending transaction, refer
to note 4.
(2) Derivative assets
and
liabilities
are classified as current or long-term based upon
the maturities of the underlying contracts.
Cash Flow Hedges
On May 26, 2021, a treasury lock was settled for a
gain of $
19
million that is being amortized through
interest expense over 10 years
as the underlying hedged item settles. As of December 31,
2025, the
unrealized gain in AOCI was $ 10
million, after-tax (December 31, 2024 – $
12
million, after-tax). For the
year ended December 31, 2025, unrealized gains of $ 2
million (2024 - $
2
million) were reclassified from
AOCI into interest expense, net. The Company expects
$
2
million of unrealized gains currently in AOCI to
be reclassified into net income within the next twelve months.
Regulatory Deferral
The Company has recorded the following changes with
respect to derivatives receiving regulatory
deferral:
Commodity Commodity
swaps and FX swaps and FX
millions of dollars forwards forwards forwards forwards
For the year ended December 31 2025 2024
Unrealized (loss) gain in regulatory assets $ (36) $
1 $ (27) $
5
Unrealized gain (loss) in regulatory liabilities
13 (12)
11
33
Realized gain in regulatory assets (7) -
(8) -
Realized loss in regulatory liabilities
5 -
4 -
Realized loss (gain) in inventory
(1)
15 (8)
11 (8)
Realized loss (gain) in regulated fuel for generation and
purchased power
(2)
18 (4)
50 (6)
Total
change in derivative instruments
$
8 $ (23) $
41 $
24
(1) Realized (gains) losses will be recognized in
fuel for generation and purchased power when
the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments
settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer
probable.
As at December 31, 2025, the Company had the following
notional volumes designated for regulatory
deferral that are expected to settle as outlined below:
millions 2026 2027-2028
Commodity swaps and forwards purchases:
Natural gas (MMBtu)
7
10
Power (MWh)
1 -
FX forwards:
FX contracts (millions of USD) $
175 $
72
Weighted average rate
1.3569
1.3534
% of USD requirements 64% 16%
HFT Derivatives
The Company has recognized the following realized and
unrealized gains with respect to HFT derivatives:
For the
Year ended December 31
millions of dollars 2025 2024
Power swaps and physical contracts in non-regulated operating revenues $
4 $
12
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues
463
195
Total
gains in net income
$
467 $
207
As at December 31, 2025, the Company had the following
notional volumes of outstanding HFT
derivatives that are expected to settle as outlined below:
2030 and
millions
2026 2027 2028 2029 thereafter
Natural gas purchases (Mmbtu)
473
140
57
28
47
Natural gas sales (Mmbtu)
492
99
18
6
3
Power purchases (MWh)
1 -
-
-
-
Power sales (MWh)
2
1 -
-
-
Other Derivatives
As at December 31, 2025, the Company had equity
derivatives in place to manage cash flow risk
associated with forecasted future cash settlements of deferred compensation obligations and FX forwards
in place to manage cash flow risk associated with forecasted
USD cash inflows. The equity derivatives
hedge the return on 3.2
million shares and extends until December of 2026.
The FX forwards have a
combined notional amount of $ 300
million USD and expire in 2026 through 2028.
For the Year ended December 31
millions of dollars 2025 2024
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -
$
8 $ -
$ (2)
Unrealized gain (loss) in other income, net
39 -
(44) -
Realized gain in OM&G -
33 -
16
Realized loss in other income, net (16) -
(12) -
Total
gains (losses) in net income
$
23 $
41 $ (56) $
14
Credit Risk
The Company is exposed to credit risk with respect to
amounts receivable from customers, energy
marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s
non-performance under an agreement. The Company manages
credit risk with policies and procedures
for counterparty analysis, exposure measurement, and
exposure monitoring and mitigation. Credit
assessments are conducted on all new customers and
counterparties, and deposits or collateral are
requested on any high-risk accounts.
The Company assesses the potential for credit losses
on a regular basis and, where appropriate,
maintains provisions. With respect to counterparties, the Company has implemented procedures to
monitor the creditworthiness and credit exposure of counterparties and to consider default probability in
valuing the counterparty positions. The Company monitors
counterparties’ credit standing, including those
that are experiencing financial problems, have significant swings in default probability rates, have credit
rating changes by external rating agencies, or have changes
in ownership. Net liability positions are
adjusted based on the Company’s current default probability.
Net asset positions are adjusted based on
the counterparty’s current default probability.
The Company assesses credit risk internally for
counterparties that are not rated.
As at December 31, 2025, the maximum exposure the
Company had to credit risk was $
2
billion (2024 –
$ 1.3
billion), which included accounts receivable net of
collateral/deposits and assets related to
derivatives.
It is possible that volatility in commodity prices could cause the Company to have material credit risk
exposures with one or more counterparties. If such counterparties fail to perform their obligations under
one or more agreements, the Company could suffer
a material financial loss. The Company transacts with
counterparties as part of its risk management strategy for managing commodity price, FX and interest
rate risk. Counterparties that exceed established credit
limits can provide a cash deposit or letter of credit
to the Company for the value in excess of the credit limit where contractually required. The total cash
deposits/collateral on hand as at December 31, 2025 was
$
301
million (2024 – $
303
million), which
mitigated the Company’s maximum credit risk
exposure. The Company uses the cash as payment for the
amount receivable or returns the deposit/collateral to the
customer/counterparty where it is no longer
required by the Company.
The Company enters into commodity master arrangements
with its counterparties to manage certain
risks, including credit risk to these counterparties. The
Company generally enters into International Swaps
and Derivatives Association agreements, North American Energy
Standards Board agreements and, or
Edison Electric Institute agreements. The Company believes
entering into such agreements offers
protection by creating contractual rights relating to creditworthiness, collateral, non-performance and
default.
As at December 31, 2025, the Company had $ 207
million (2024 – $
140
million) in financial assets,
considered to be past due, which have been outstanding for
an average 77 days. The FV of these
financial assets was $ 192
million (2024 – $
128
million), the difference of which was included
in the
allowance for credit losses. These assets primarily relate
to accounts receivable from electric and gas
revenue.
Concentration Risk
The Company's concentrations of risk consisted of the
following:
As at December 31, 2025 December 31, 2024
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $
471 20% $
376 22%
Commercial
211 9%
184 11%
Industrial
94 4%
73 4%
Other
177 8%
105 6%
Cash collateral
3 0% 46 3%
956 41%
784 46%
Trading group:
Credit rating of A- or above
146 6%
88 5%
Credit rating of BBB- to BBB+
78 3%
42 2%
Not rated
416 18%
165 10%
640 27%
295 17%
Other accounts receivable
408 17%
331 20%
Classification as assets held for sale
(1)
134 6%
118 7%
2,138 92%
1,528 90%
Derivative Instruments (current and long-term)
Credit rating of A- or above
96 4%
91 5%
Credit rating of BBB- to BBB+
3 0%
1 0%
Not rated
99 4%
74 5%
198 8%
166 10%
$
2,336 100% $
1,694 100%
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024.
For further details on the pending transaction, refer
to note 4.
Cash Collateral
The Company’s cash collateral positions consisted
of the following:
As at December 31 December 31
millions of dollars 2025 2024
Cash collateral provided to others $
193 $
198
Cash collateral received from others $
5 $
5
Collateral is posted in the normal course of business based
on the Company’s creditworthiness, including
its senior unsecured credit rating as determined by certain
major credit rating agencies. Certain
derivatives contain financial assurance provisions that require collateral to be posted if a material adverse
credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below
investment grade, the counterparties to such derivatives
could request ongoing full collateralization.
As at December 31, 2025, the total FV of derivatives
in a liability position was $
649
million (December 31,
2024
–
$
617
million). If the credit ratings of the Company
were reduced below investment grade, the full
value of the net liability position could be required to be
posted as collateral for these derivatives.